919 Third Avenue

New York, NY 10022

(212) 756-2000

fax (212) 593-5955

www.srz.com

Writer’s Direct Number (212) 756-2431	Writer’s E-mail Address andre.weiss@srz.com

June 20, 2005

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W., Mail Stop 3-5

Washington, D.C. 20549

Attention: Ms. Jennifer G. Williams

Re:	Horizon Lines, Inc.
Registration Statement on Form S-1
Filed March 2, 2005
File No. 333-123073

H-Lines Finance Holding Corp.
Registration Statement on Form S-4
Filed March 30, 2005
File No. 333-123682

Horizon Lines Holding Corp. and
Horizon Lines, LLC
Registration Statement on Form S-4
Filed March 30, 2005
File No. 333-123681

Dear Ms. Williams:

On behalf of Horizon Lines, Inc. (the “Company”), we have set forth below the responses of the Company to the comment letter of the staff of the Securities and Exchange Commission (the “Staff”) dated June 1, 2005 (the “Last Comment Letter”) with respect to the above-referenced registration statements of the Company and its subsidiaries, H-Lines Finance Holding Corp., Horizon Lines Holding Corp. (“HLHC”) and Horizon Lines, LLC (“Horizon”). Simultaneously with our submission of this response letter, HLHC and Horizon have filed, via the EDGAR system, Amendment No. 1 (“HLHC Amendment No. 1”) to their Registration Statement on Form S-4 (File No. 333-123681), filed on March 30, 2005 (the “HLHC S-4 Registration Statement”). By hand delivery, we will be sending you a blacklined copy of HLHC Amendment No. 1, which has been marked to indicate changes to the HLHC S-4 Registration Statement. Please note that substantially all of these changes are intended to conform the HLHC S-4 Registration Statement to reflect the previous changes that have been previously made to the Company’s Registration Statement on Form S-1 (File No. 333-123073) (the “S-1 Registration Statement”), as amended by Amendment No. 1 (filed on April 13, 2005) and Amendment No. 2 (filed on May 17, 2005), and to address the Staff’s comments in the Last Comment Letter. By hand delivery, we are also providing you with a second blacklined copy of HLHC Amendment No. 1, which has been marked to show changes from Amendment No. 2 to the S-1 Registration Statement. Please note that certain sections of text in this blacklined copy may appear marked because of the sensitivity of the blacklining software of the Company’s financial printer to minor formatting changes (and not because of substantial differences between the documents compared).

        For your convenience, we have set forth below the Staff’s comments, in italics, followed by the Company’s responses thereto. Caption references and page numbers in the headings set forth below appeared in the Last Comment Letter and refer to the captions and pages in the blacklined copy of Amendment No. 2 to the S-1 Registration Statement previously sent to the Staff unless otherwise indicated. Caption references and page numbers in the responses set forth below refer to the captions and page numbers contained in

Securities and Exchange Commission

June 20, 2005

the blacklined copy of HLHC Amendment No. 1. The Company would be most appreciative of your prompt review of this filing, given HLHC’s contractual obligation to cause the HLHC S-4 Registration Statement to become effective no later than July 2, 2005.

General

1.	We will forward our comments, if any, on your confidential treatment request application when we complete our review.

The Company has taken note of the Staff’s comment.

Prospectus Summary, page 1

2.	Please disclose the reasons why management believes the presentation of EBITDA provides useful information to investors regarding the company’s financial condition and results of operations. Refer to Item 10(e)(i)(C) of Regulation S-K.

Revisions have been made in response to this comment.     See pages 19 and 53.

Employment Agreements, page 122

3.	Please disclose the “certain performance targets” that Mr. Raymond and Mr. Urbania must achieve to receive additional compensation and discretionary bonus. Also, please disclose the “other criteria” established by the board of directors or compensation committee that Mr. Keenan must meet for any increase in compensation and discretionary bonus.

Revisions have been made in response to this comment.     See pages 121-123.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 66

Results of Operations, page 72

4.	We note your response to our prior comment #17. Similar to the revision in which you now include tables quantifying the separate factors that caused changes in your revenues, please revise to include tables quantifying material changes in other accounts. This format should promote ease of use by investors and could add clarity to your current presentation. For example, you state that the increase in operating expense in 2004 primarily reflects the increase in container volumes, but you do not quantify this factor. In addition, you state that fuel costs increased 9.2% due to higher fuel prices. However, this percentage changes is not meaningful unless accompanied by the dollar amount of the change or the dollar amount of the costs in each period. Please revise as appropriate.

Revisions have been made in response to this comment.     See page 63-64, 66-67 and 70.

5.

Please also revise to include further discussion and analysis of items included in such tables to provide investors with an understanding of the underlying business reasons for these changes. For example, please disclose whether the $53.8

Securities and Exchange Commission

June 20, 2005

million in revenue container volume growth in 2004 is due to increased market size, market share gains from competitors, or other reasons, and disclose the factors that led to these changes.

Revisions have been made in response to this comment. See page 66.

6.	We note your response to our prior comment #21. Please revise your MD&A to provide quantitative disclosures of the amounts of fuel surcharges included in revenues and changes therein, as the surcharges appear to have materially affected your reported revenues. Refer to Item 303 of Regulation S-K.

Revisions have been made in response to this comment. See page 63 and 66.

Notes to Consolidated and Combined Financial Statements, page F-7

Note 17 – Subsequent Events, page F-28

7.	We note your response to our prior comment #22. You state that you believe applying a 25 percent discount to the assumed fair market value of your stock, for purposes of determining compensation expense, is customary for valuing common stock in closely held corporations (i.e., lack of marketability). In our opinion, this does not justify the use of a 25 percent discount. As we stated in our prior comment, it is our position that, generally, unless justified by the specific circumstances of your business, little or no discount should be applied for lack of marketability. Therefore, please amend your financial statements to restate compensation expense accordingly.

The Company will no longer take a 25 percent discount to the assumed fair market value of its stock for purposes of determining compensation expense with respect to the transactions described in Note 17. Instead, the Company will, in the future, take a substantially smaller discount (i.e., less than 10 percent) to assumed fair market value. When the Company applied a discount of less than 10 percent to the current per share valuation of the Company’s stock, which is now lower than the per share assumed value used at the time of the Company’s filing of the S-1 Registration Statement on March 2, 2005, the Company found that the resulting amount equaled the compensation expense that was previously recorded. Therefore, the Company has not adjusted the amount of the compensation expense that it has recorded and has not amended its financial statements.

Notes to the Unaudited Condensed Consolidated Financial Statements for the Quarter Ended March 27, 2005

Note 7 – Commitments and Contingencies, page F-37

8.	Your interim financial statements should provide disclosure of material contingencies, even if there were no significant changes since year end. In this regard, please revise to include disclosure of the legal proceedings discussed in Note 15 of your audited financial statements. See Rule 10-01(a)(5) of Regulation S-X.

Revisions have been made in response to this comment. See page F-35.

***

Pursuant to Rule 461 under the Securities Act, we, on behalf of HLHC and Horizon, hereby inform you that HLHC and Horizon, or we, on their behalf, may make an oral request that the HLHC S-4 Registration Statement, as amended by HLHC Amendment No. 1, be declared effective, and we have been authorized by HLHC and Horizon to represent to you, on their behalf, that they are aware of their obligations under the Securities Act with respect thereto.

Securities and Exchange Commission

June 20, 2005

Please do not hesitate to contact the undersigned at (212) 756-2431 or Eric Piasta of my office at (212) 756-2427 with any questions or comments regarding any of the foregoing.

Very truly yours,

/s/ ANDRÉ WEISS

André Weiss

cc:	Johanna Vega Losert, Securities and Exchange Commission
M. Mark Urbania, Horizon Lines, Inc.
Robert S. Zuckerman, Horizon Lines, Inc.
Eric Piasta, Schulte Roth & Zabel LLP